REVENUE AND EXPENSES (Details 1) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total	€ 124,711	€ 105,330
Spain [Member]
IfrsStatementLineItems [Line Items]
Total	53,132	44,017
Mexico [Member]
IfrsStatementLineItems [Line Items]
Total	62,215	53,837
Others [Member]
IfrsStatementLineItems [Line Items]
Total	€ 9,364	€ 7,476